Share-Based Compensation (Successor) (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation (Successor) [Abstract]
Schedule of Summarizes the RSU Activity

The following table summarizes the RSU activity for the period from March 4, 2026 through June 30, 2026 (Successor):

	RSUs	Weighted-average grant date fair value
Unvested as of March 4, 2026	—
Granted	2,232,699	$10.95
Vested and settled	—
Canceled/Forfeited	(22,600)	$10.51
Unvested as June 30, 2026	2,210,099	$10.95